INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN ASSOCIATES [Abstract]
Investments in Associates
	2019										2018
						Issuer Information
	Description of securities					Last financial statemets issued
Name and issuer	Face value	Amount	Cost	Book value	Main business	Date	Common stock	Net (loss) / income for the year / period	Shareholders equity	% of Common Stock	Book value
Transporte y Servicios de Gas en Uruguay S.A.	Ps. Uru. 1	196,000	182	6,627	Pipeline maintenance	09/30/2019	28	(783)	14,308	49.00	8,919

Emprendimientos de Gas del Sur S.A. (in liquidation)	$1	116,130	2,025	418	Pipeline construction and operation services	09/30/2019	237	(186)	854	49.00	498

Gas Link S.A.	$1	502,962	8,595	71,615	Pipeline construction and operation services	09/30/2019	1,026	6,990	396,461	49.00	102,373

Total				78,660							111,790